Shareholder Fees - MCL - Victory High Income Municipal Bond Fund - Member Class	May 01, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none